Related Party Transactions	6 Months Ended	12 Months Ended
	Feb. 28, 2018	Aug. 31, 2017
Related Party Transactions [Abstract]
Related Party Transactions

NOTE 7 - RELATED PARTY TRANSACTIONS

As described in Note 9, the Company was obligated to Mr. Mark DeStefano (“DeStefano”) for a $50,000 note payable and $26,981 for payments made on behalf of the Company. Subsequently, Mr. DeStefano advanced $1,285 to the Company. During the three months ended November 30, 2016 the Company satisfied these obligations. DeStefano had voting control of the Company from June 2014 (see Note 9) to October 24, 2016 (when the Company purchased from DeStefano the 1,000,000 shares of Preferred Stock for $33,735) through his ownership of the 1,000,000 shares of Voting Preferred Stock issued and outstanding (equivalent to 50,000,000 votes).

For the three months ended November 30, 2016, consulting fees paid to former related parties consists of a total of $15,000 paid to the two then directors of the Company and $10,000 paid to an entity controlled by DeStefano.

Commencing March 2017, the Company has been using office space provided by an affiliate of UBI Blockchain Internet, LTD. (Hong Kong) (“UBI Hong Kong”) at a monthly rent of 22,100 Hong Kong Dollars (approximately $2,824 at the February 28, 2018 exchange rate) per month. For expediency reasons, the Company also uses bank accounts in the name of UBI Hong Kong to collect cash receipts and expend cash disbursements relating to Company operations. UBI Hong Kong owns 30,000,000 shares of the Company’s Class A common stock.

In the six months ended February 28, 2018, Tony Liu, chief executive officer of the Company, advanced or paid a total of $692,079 of expenditures on behalf of the Company. As of February 28, 2018, the total amount due to Tony Liu was $1,247,578. The amount due to Tony Liu for these expenditures is interest bearing at a rate of 7% per annum. $18,019 and $28,845 interest expense was accrued for the three and six months ended February 28, 2018, respectively. As of February 28, 2018, accrued interest amounted to $39,456. The advances and related accrued interest are due on demand.

NOTE 7 - RELATED PARTY TRANSACTIONS

As described in Note 9, the Company was obligated to Mr. Mark DeStefano (“DeStefano”) for a $50,000 note payable and $26,981 for payments made on behalf of the Company. Subsequently, Mr. DeStefano advanced $1,285 to the Company. During the three months ended November 30, 2016 the Company satisfied these obligations. DeStefano had voting control of the Company from June 2014 (see Note 9) to October 24, 2016 (when the Company purchased from DeStefano the 1,000,000 shares of Preferred Stock for $33,735) through his ownership of the 1,000,000 shares of Voting Preferred Stock issued and outstanding (equivalent to 50,000,000 votes).

For the three months ended November 30, 2016, consulting fees paid to former related parties consists of a total of $15,000 paid to the two then directors of the Company and $10,000 paid to an entity controlled by DeStefano.

Commencing March, 2017, the Company has been using office space provided by an affiliate of UBI Blockchain Internet, LTD. (Hong Kong) (“UBI Hong Kong”) at a monthly rent of 22,100 Hong Kong Dollars (approximately $2,833 at the August 31, 2017 exchange rate) per month. UBI Hong Kong owns 30,000,000 shares of the Company’s Class A common stock.

In the year ended August 31, 2017, Tony Liu, chief executive officer of the Company, paid a total of $514,081 of expenditures on behalf of the Company. The amount due to Tony Liu for these expenditures is interest bearing at a rate of 7% per annum. As of August 31, 2017, accrued interest amounted to $10,350. The advances and related accrued interest are due on demand.